As filed with the U.S. Securities and Exchange Commission on August 21, 2026

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.
Post-Effective Amendment No.	176	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	177	[X]

(Check appropriate box or boxes)

iM GLOBAL PARTNER FUNDS

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

John M. Coughlan	Copies of Communications to:
2301 Rosecrans Avenue, Suite 2150	David A. Hearth, Esq.
El Segundo, California 90245	Paul Hastings LLP
(Name and Address of Agent for Service)	101 California Street, 48th Floor
San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On September 20, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 176 to the Registration Statement on Form N-1A for iM Global Partner Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Polen Capital U.S. SMID Company Growth ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No.  144 (“PEA No. 144”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-24-186252 on July 26, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
146 147	October 8, 2024 October 21, 2024	October 22, 2024 November 15, 2024
148	November 14, 2024	December 13, 2024
149	December 12, 2024	January 7, 2025
151	January 6, 2025	February 5, 2025
152	February 4, 2025	March 6, 2025
154	March 5, 2025	April 4, 2025
155	April 3, 2025	May 3, 2025
157	May 2, 2025	June 2, 2025
158	May 30, 2025	June 29, 2025
159	June 27, 2025	July 27, 2025
160	July 25, 2025	August 24, 2025
161	August 22, 2025	September 21, 2025
162	September 19, 2025	October 19, 2025
163	October 17, 2025	November 16, 2025
164	November 14, 2025	December 14, 2025
165	December 12, 2025	January 11, 2026
166	January 9, 2026	February 8, 2026
167	February 6, 2026	March 8, 2026
168	March 6, 2026	April 5, 2026
169	April 3, 2026	May 3, 2026
171	May 1, 2026	May 31, 2026
172	May 29, 2026	June 28, 2026
173	June 26, 2026	July 26, 2026
175	July 24, 2026	August 23, 2026

Since no other changes are intended to be made to PEA No. 144 by means of this filing, Parts A, B and C of PEA No. 144 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 144.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 144.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 144.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 176 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 176 and Amendment No. 177 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 21st day of August, 2026.

iM GLOBAL PARTNER FUNDS

By:	/s/ John M. Coughlan
John M. Coughlan
Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 176 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas W. Bird*	Trustee	August 21, 2026
Thomas W. Bird

/s/ Jonathan W. DePriest*	Trustee	August 21, 2026
Jonathan W. DePriest

/s/ Craig Wainscott*	Trustee	August 21, 2026
Craig Wainscott

/s/ Harold M. Shefrin*	Trustee	August 21, 2026
Harold M. Shefrin

/s/ Pamela Yang*	Trustee	August 21, 2026
Pamela Yang

/s/ John M. Coughlan	Principal Executive Officer	August 21, 2026
John M. Coughlan

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	August 21, 2026

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact